Note 11 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Charges Net Disclosure [Abstract]
Schedule of Deferred Charges, Net Disclosure [Table Text Block]
Financing Costs
Net Book Value at December 31, 2011	$5,742
Additions	564
Amortization	(1,781)
Write-offs	(3,952)
Net Book Value at December 31, 2012	$573
Additions	376
Amortization	(460)
Net Book Value at December 31, 2013	$489
Additions	498
Amortization	(158)
Net Book Value at December 31, 2014	$829

December 31, 2013	489
Current	$489
December 31, 2014	829
Current	$829